CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 6,949	$ 5,578
Interest bearing deposits with banks	11	16
Total cash and cash equivalents	6,960	5,594
Investment securities available for sale	159,026	131,159
Restricted investments in bank stock	3,916	4,339
Loans receivable	190,858	191,906
Allowance for loan losses	(1,683)	(1,686)
Net loans	189,175	190,220
Premises and equipment, net	3,192	3,323
Accrued interest receivable	2,052	1,519
Investment in life insurance	15,715	15,471
Other assets	2,101	3,852
Total assets	382,137	355,477
Deposits (all domestic):
Non-interest bearing	87,711	77,209
Interest bearing	202,724	199,285
Total deposits	290,435	276,494
Short-term borrowings	30,125	17,700
Long-term borrowings	10,000	10,000
Other liabilities	3,563	5,271
Total liabilities	334,123	309,465
Shareholders' equity:
Common stock, par value $2 per share; 10,000,000 shares authorized; 3,600,000 issued; 2,860,953 shares outstanding in 2011 and 2010	7,200	7,200
Retained earnings	48,795	47,207
Accumulated other comprehensive income	4,563	4,149
Treasury stock, at cost, 739,247 shares in 2011 and 2010	(12,544)	(12,544)
Total shareholders' equity	48,014	46,012
Total liabilities and shareholders' equity	$ 382,137	$ 355,477